Stock Options, Stock Purchase Plan and Warrants - Status of Our Stock Options and Stock Awards (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock options, beginning balance	5,725,298	5,777,212	4,779,170
Weighted average exercise price, beginning balance	$ 1.22	$ 1.02	$ 0.87
Stock options, granted	760,500	416,000	1,298,000
Stock options, exercised	(2,387,327)	(438,998)	(197,209)
Stock options, cancelled	(86,375)	(28,916)	(102,749)
Stock options, ending balance	4,012,096	5,725,298	5,777,212
Stock options, exercisable, ending balance	2,379,378
Weighted average exercise price, granted	$ 4.21	$ 3.66	$ 1.64
Weighted average exercise price, exercised	$ 0.76	$ 0.85	$ 1.02
Weighted average exercise price, cancelled	$ 2.39	$ 1.47	$ 1.60
Weighted average exercise price, ending balance	$ 2.04	$ 1.22	$ 1.02
Weighted average exercise price, exercisable, ending balance	$ 1.27